Premises and equipment_Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 447,555	₩ 467,114	₩ 435,791
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	748,880	640,764
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(301,325)	(173,650)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	435,132	449,878	416,828
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	720,417	615,201
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(285,285)	(165,323)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	12,423	17,236	₩ 18,963
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	28,463	25,563
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (16,040)	₩ (8,327)